FINANCIAL DEBT WITH THIRD PARTIES - BANK BORROWING AND CVI NARRATIVE (Details) R$ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) m		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 26, 2016 BRL (R$)	Sep. 26, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Other gains related to principle amount		$ 180		$ 372	$ 41,748
Foreign exchange gain (loss)		$ (29,015)	[1]	$ (23,427)	$ (56,494)
New credit agreement with BNDES [member]
Disclosure of detailed information about borrowings [line items]
Undrawn credit facility						R$ 22,000	$ 5,703
Borrowing ineterest rate spread		The interest rate of this facility is Long-Term Interest Rate (Taxa de Juros de Longo Prazo - TJLP) plus 2.0% per annum
Term of the credit faicility | m		48
First payment due date		Sep. 15, 2018
Last payment due date		Oct. 15, 2022
CVI, senior obligations [member] | Argentinian subsidiary [Member]
Disclosure of detailed information about borrowings [line items]
Excess cash as a percentage of total cash available	90.00%			90.00%
Other gains related to principle amount	$ 41,700
Reversal of finance costs	19,900
Foreign exchange gain (loss)	$ 35,400
BNDES Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 23,974
Banco ABC Brasil [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		210.00%

[1]
(1) The year ended December 31, 2016 contains the impacts of the CVI termination. The reversal of the principal amount of 41,749 thousand U.S. dollars was recognized in "Other gains and own work capitalized", the interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs" and the loss of 35,373 thousand U.S. dollars on the conversion of Argentine pesos to U.S. dollars was recognized in "Net foreign exchange loss".